Intangibles (Tables)	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of non-current assets - intangibles

	Consolidated
	2021	2020
	A$’000	A$’000

Licensing agreement - at acquired fair value	16,408	16,408
Less: Accumulated amortisation	(5,082)	(3,998)

	11,326	12,410

Licensing agreement - at cost	10,858	—
Less: Accumulated amortisation	(181)	—

	10,677	12,410

	22,003	12,410

Summary of reconciliations of intangibles	Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	EVT801 licensing agreement A$’000	Paxalisib licensing agreement A$’000	Total A$’000

Balance at 1 July 2019	—	13,494	13,494
Additions
Disposals
Amortisation expense	—	(1,084)	(1,084)

Balance at 30 June 2020	—	12,410	12,410

Additions	10,858		10,858
Amortisation expense	(181)	(1,084)	(1,265)

Balance at 30 June 2021	10,677	11,326	22,003